Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Consolidated Assets And Liabilities Of Variable Interest Entities [Table Text Block]

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2014
(in millions)

	SWEPCo Sabine	I&M DCC Fuel	AEP Credit	TCC Transition Funding		OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding		Protected Cell of EIS	Transource Energy
ASSETS
Current Assets	$68	$97	$980	$239		$33		$18		$149	$2
Net Property, Plant and Equipment	145	158	—	—		—		—		—	98
Other Noncurrent Assets	52	80	—	1,654	(a)	210	(b)	358	(c)	2	4
Total Assets	$265	$335	$980	$1,893		$243		$376		$151	$104

LIABILITIES AND EQUITY
Current Liabilities	$36	$86	$894	$322		$47		$27		$44	$21
Noncurrent Liabilities	228	249	—	1,553		195		347		62	55
Equity	1	—	86	18		1		2		45	28
Total Liabilities and Equity	$265	$335	$980	$1,893		$243		$376		$151	$104

(a)	Includes an intercompany item eliminated in consolidation of $75 million.

(b)	Includes an intercompany item eliminated in consolidation of $97 million.

(c)	Includes an intercompany item eliminated in consolidation of $4 million.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2013
(in millions)

	SWEPCo Sabine	I&M DCC Fuel	AEP Credit	TCC Transition Funding		OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief		Protected Cell of EIS
ASSETS
Current Assets	$67	$118	$935	$232		$23		$6		$143
Net Property, Plant and Equipment	157	157	—	—		—		—		—
Other Noncurrent Assets	51	60	1	1,918	(a)	252	(b)	378	(c)	3
Total Assets	$275	$335	$936	$2,150		$275		$384		$146

LIABILITIES AND EQUITY
Current Liabilities	$33	$108	$827	$312		$37		$14		$39
Noncurrent Liabilities	242	227	1	1,820		237		368		66
Equity	—	—	108	18		1		2		41
Total Liabilities and Equity	$275	$335	$936	$2,150		$275		$384		$146

(a)	Includes an intercompany item eliminated in consolidation of $82 million.

(b)	Includes an intercompany item eliminated in consolidation of $116 million.

(c)	Includes an intercompany item eliminated in consolidation of $4 million.

PATH West Virginia Transmission Co, LLC [Member]
Companys Investment In Joint Venture

	December 31,
	2014		2013
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from AEP	$19	$19	$19	$19
Retained Earnings	2	2	6	6

Total Investment in PATH-WV	$21	$21	$25	$25

Appalachian Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$216,470	$174,393	$195,176
I&M	133,194	119,343	127,232
OPCo	168,956	255,485	277,232
PSO	101,421	85,974	89,199
SWEPCo	140,286	125,441	136,642

Appalachian Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]

	December 31,
	2014		2013
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in thousands)
APCo	$30,692	$30,692	$20,191	$20,191
I&M	22,480	22,480	12,864	12,864
OPCo	24,695	24,695	31,425	31,425
PSO	15,338	15,338	10,596	10,596
SWEPCo	20,772	20,772	13,520	13,520

Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member]
Consolidated Assets And Liabilities Of Variable Interest Entities [Table Text Block]

APPALACHIAN POWER COMPANY AND SUBSIDIARIES
VARIABLE INTEREST ENTITIES
December 31, 2014 and 2013
(in thousands)

	Appalachian Consumer Rate Relief Funding
ASSETS	2014	2013
Current Assets	$18,099	$5,891
Other Noncurrent Assets (a)	358,264	378,029
Total Assets	$376,363	$383,920

LIABILITIES AND EQUITY
Current Liabilities	$26,809	$14,000
Noncurrent Liabilities	347,652	368,018
Equity	1,902	1,902
Total Liabilities and Equity	$376,363	$383,920

(a)	Includes an intercompany item eliminated in consolidation as of December 31, 2014 and 2013 of $4 million and $4 million, respectively.

Indiana Michigan Power Co [Member] | Billings from AEP Generating Company [Member]
Billings from Significant Variable Interest

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
I&M	$268,337	$251,518	$238,865
OPCo	—	148,459	203,582

Indiana Michigan Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$216,470	$174,393	$195,176
I&M	133,194	119,343	127,232
OPCo	168,956	255,485	277,232
PSO	101,421	85,974	89,199
SWEPCo	140,286	125,441	136,642

Indiana Michigan Power Co [Member] | Carrying Amount in AEP Generating Company's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]

	December 31,
	2014		2013
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in thousands)
I&M	$20,031	$20,031	$23,916	$23,916
OPCo	—	—	12,810	12,810

Indiana Michigan Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]

	December 31,
	2014		2013
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in thousands)
APCo	$30,692	$30,692	$20,191	$20,191
I&M	22,480	22,480	12,864	12,864
OPCo	24,695	24,695	31,425	31,425
PSO	15,338	15,338	10,596	10,596
SWEPCo	20,772	20,772	13,520	13,520

Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Consolidated Assets And Liabilities Of Variable Interest Entities [Table Text Block]

INDIANA MICHIGAN POWER COMPANY AND SUBSIDIARIES
VARIABLE INTEREST ENTITIES
December 31, 2014 and 2013
(in thousands)
	DCC Fuel
ASSETS	2014	2013
Current Assets	$97,361	$117,762
Net Property, Plant and Equipment	158,121	156,820
Other Noncurrent Assets	79,705	60,450
Total Assets	$335,187	$335,032

LIABILITIES AND EQUITY
Current Liabilities	$86,026	$107,815
Noncurrent Liabilities	249,161	227,217
Equity	—	—
Total Liabilities and Equity	$335,187	$335,032

Ohio Power Co [Member] | Billings from AEP Generating Company [Member]
Billings from Significant Variable Interest

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
I&M	$268,337	$251,518	$238,865
OPCo	—	148,459	203,582

Ohio Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$216,470	$174,393	$195,176
I&M	133,194	119,343	127,232
OPCo	168,956	255,485	277,232
PSO	101,421	85,974	89,199
SWEPCo	140,286	125,441	136,642

Ohio Power Co [Member] | Carrying Amount in AEP Generating Company's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]

	December 31,
	2014		2013
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in thousands)
I&M	$20,031	$20,031	$23,916	$23,916
OPCo	—	—	12,810	12,810

Ohio Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]

	December 31,
	2014		2013
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in thousands)
APCo	$30,692	$30,692	$20,191	$20,191
I&M	22,480	22,480	12,864	12,864
OPCo	24,695	24,695	31,425	31,425
PSO	15,338	15,338	10,596	10,596
SWEPCo	20,772	20,772	13,520	13,520

Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member]
Consolidated Assets And Liabilities Of Variable Interest Entities [Table Text Block]

OHIO POWER COMPANY AND SUBSIDIARIES
VARIABLE INTEREST ENTITIES
December 31, 2014 and 2013
(in thousands)

	Ohio Phase-in-Recovery Funding
ASSETS	2014	2013
Current Assets	$32,676	$23,198
Other Noncurrent Assets (a)	209,922	251,409
Total Assets	$242,598	$274,607

LIABILITIES AND EQUITY
Current Liabilities	$47,099	$36,470
Noncurrent Liabilities	194,162	236,800
Equity	1,337	1,337
Total Liabilities and Equity	$242,598	$274,607

(a)	Includes an intercompany item eliminated in consolidation as of December 31, 2014 and 2013 of $97 million and $116 million, respectively.

Public Service Co Of Oklahoma [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$216,470	$174,393	$195,176
I&M	133,194	119,343	127,232
OPCo	168,956	255,485	277,232
PSO	101,421	85,974	89,199
SWEPCo	140,286	125,441	136,642

Public Service Co Of Oklahoma [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]

	December 31,
	2014		2013
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in thousands)
APCo	$30,692	$30,692	$20,191	$20,191
I&M	22,480	22,480	12,864	12,864
OPCo	24,695	24,695	31,425	31,425
PSO	15,338	15,338	10,596	10,596
SWEPCo	20,772	20,772	13,520	13,520

Southwestern Electric Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$216,470	$174,393	$195,176
I&M	133,194	119,343	127,232
OPCo	168,956	255,485	277,232
PSO	101,421	85,974	89,199
SWEPCo	140,286	125,441	136,642

Southwestern Electric Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]

	December 31,
	2014		2013
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in thousands)
APCo	$30,692	$30,692	$20,191	$20,191
I&M	22,480	22,480	12,864	12,864
OPCo	24,695	24,695	31,425	31,425
PSO	15,338	15,338	10,596	10,596
SWEPCo	20,772	20,772	13,520	13,520

Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Consolidated Assets And Liabilities Of Variable Interest Entities [Table Text Block]

SOUTHWESTERN ELECTRIC POWER COMPANY CONSOLIDATED
VARIABLE INTEREST ENTITIES
December 31, 2014 and 2013
(in thousands)
	Sabine
	2014	2013
ASSETS
Current Assets	$67,981	$66,478
Net Property, Plant and Equipment	145,491	157,274
Other Noncurrent Assets	51,578	51,211
Total Assets	$265,050	$274,963

LIABILITIES AND EQUITY
Current Liabilities	$36,286	$32,812
Noncurrent Liabilities	228,349	241,673
Equity	415	478
Total Liabilities and Equity	$265,050	$274,963

Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member]
Companys Investment In Joint Venture

	December 31,
	2014			2013
	As Reported on the Balance Sheet	Maximum Exposure		As Reported on the Balance Sheet	Maximum Exposure
	(in thousands)
Capital Contribution from SWEPCo	$7,643	$7,643		$7,643	$7,643
Retained Earnings	3,819	3,819		1,600	1,600
SWEPCo's Guarantee of Debt	—	104,334	(a)	—	61,348

Total Investment in DHLC	$11,462	$115,796		$9,243	$70,591

(a)	Includes affiliate advances due to Parent related to participation in the Utility Money Pool of $56 million in 2014.